Note 5 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan, Minimum age Required for Contribution of Additional Amount of Salary Per Year	50 years
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	0.25%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Defined Contribution Plan, Cost	$ 32,000	$ 30,000
Minimum [Member]
Define Contribution Plan, Percentage of Contribution by Employees	1.00%
Maximum [Member]
Define Contribution Plan, Percentage of Contribution by Employees	25.00%